Business segments - Geography, Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 365,786	$ 339,836	$ 333,650	$ 326,754	$ 318,854	$ 383,915	$ 454,540	$ 523,491	$ 587,911	$ 1,319,094	$ 1,949,857	$ 1,931,042
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										808,912	1,373,714	1,370,570
Long-Lived Assets		395,107				408,722				395,107	408,722	497,057
Iceland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										510,182	576,143	560,472
Long-Lived Assets		625,897				801,268				625,897	801,268	831,507
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		$ 78,701				$ 94,421				$ 78,701	$ 94,421	$ 95,752